Share Based Payments (Details) - Schedule of model inputs for options granted under the black scholes valuation model	3 Months Ended
	Nov. 04, 2022 $ / shares	Aug. 01, 2022 $ / shares	Aug. 01, 2022 £ / shares	Oct. 08, 2021 $ / shares	Feb. 02, 2021 $ / shares	Jun. 01, 2020 £ / shares	Jan. 31, 2020 £ / shares	Jan. 21, 2020 £ / shares
Share Based Payments (Details) - Schedule of model inputs for options granted under the black scholes valuation model [Line Items]
Grant date share price (in Pounds per share, Dollars per share and Pounds per share) | (per share)	$ 0.679		£ 0.741	$ 0.719	$ 2.116	£ 1.15	£ 0.43	£ 0.43
Exercise share price (in Pounds per share, Dollars per share and Pounds per share) | (per share)	$ 0.679		£ 0.741	$ 0.719		£ 0.7	£ 0.42	£ 0.35
Risk free rate						0.04%	0.64%	0.40%
Expected volatility						111.00%	61.70%	84.70%
Option life	10 years	10 years	10 years	10 years	10 years
Weighted average share price (in Dollars per share)	$ 0.67	$ 0.741		$ 0.719	$ 1.818
Weighted average fair value per share option (in Dollars per share)	$ 0.69	$ 0.69		$ 0.319	0.862
Bottom of range [member]
Share Based Payments (Details) - Schedule of model inputs for options granted under the black scholes valuation model [Line Items]
Exercise share price (in Pounds per share, Dollars per share and Pounds per share)					$ 1.357
Risk free rate	0.10%	0.32%	0.32%	0.32%	0.10%
Expected volatility	99.00%	90.00%	90.00%	83.00%	101.00%
Top of range [member]
Share Based Payments (Details) - Schedule of model inputs for options granted under the black scholes valuation model [Line Items]
Exercise share price (in Pounds per share, Dollars per share and Pounds per share)					$ 1.983
Risk free rate	0.02%	0.65%	0.65%	0.65%	0.02%
Expected volatility	122.00%	126.00%	126.00%	122.00%	162.00%